Leases	12 Months Ended
Dec. 31, 2021
Disclosure of quantitative information about leases for lessee [abstract]
Leases

19	LEASES
The leases where the Group is a lessee.
(a) Right-of-use assets

	December 31, 2020	Additions	Reduction	December 31, 2021
Cost
Land	171,941	9,331	(672)	180,600
Buildings	57,337	5,120	(5,567)	56,890
Equipment and Machinery	2,641	2,614	(781)	4,474
Other	2,195	186	(563)	1,818

Total	234,114	17,251	(7,583)	243,782

Accumulated depreciation
Land	(11,611)	(7,022)	216	(18,417)
Buildings	(10,839)	(6,334)	2,748	(14,425)
Equipment and Machinery	(1,166)	(1,096)	685	(1,577)
Other	(712)	(313)	268	(757)

Total	(24,328)	(14,765)	3,917	(35,176)

Net book value
Land	160,330			162,183
Buildings	46,498			42,465
Equipment and Machinery	1,475			2,897
Other	1,483			1,061

Total	209,786			208,606

	December 31, 2019	Additions	Reduction	December 31, 2020
Cost
Land	172,897	19,547	(20,503)	171,941
Buildings	91,920	6,020	(40,603)	57,337
Equipment and Machinery	2,934	29	(322)	2,641
Other	2,068	723	(596)	2,195

Total	269,819	26,319	(62,024)	234,114

Accumulated depreciation
Land	(6,595)	(7,344)	2,328	(11,611)
Buildings	(7,369)	(6,601)	3,131	(10,839)
Equipment and Machinery	(718)	(703)	255	(1,166)
Other	(401)	(426)	115	(712)

Total	(15,083)	(15,074)	5,829	(24,328)

Net book value
Land	166,302			160,330
Buildings	84,551			46,498
Equipment and Machinery	2,216			1,475
Other	1,667			1,483

Total	254,736			209,786

The Group’s use of right assets mainly include leased land, buildings, equipment and machinery. The leases underlying assets classified as buildings are mainly the leased gas filling stations, oil storages and office buildings. The leases underlying assets classified as equipment and machinery are mainly drilling equipment, production equipment and other movable equipment.
(b) Lease liabilities

	December 31, 2021	December 31, 2020
	RMB	RMB
Lease liabilities	129,848	129,223
Less: Lease liabilities due within one year	(6,626)	(6,579)

	123,222	122,644

Depreciation charged to profit or loss provided on right-of-use assets for the year ended December 31, 2021 was RMB 14,388 (2020:RMB 13,916).
Analysis of the undiscounted cash flow of the lease liabilities is as follows
:

	December 31, 2021	December 31, 2020
	RMB	RMB
Within 1 year	12,495	11,824
Between 1 and 2 years	11,181	10,236
Between 2 and 5 years	30,541	29,862
Over 5 years	154,636	153,967

	208,853	205,889